Cover	Nov. 13, 2023
Cover [Abstract]
Entity Registrant Name	ZOMEDICA CORP.
Entity Central Index Key	0001684144
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 13, 2023
Entity File Number	001-38298
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	100 Phoenix Drive
Entity Address Address Line 2	Suite 125
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48108
City Area Code	734
Local Phone Number	369-2555
Security 12b Title	Common Shares
Trading Symbol	ZOM
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false